Commitments - Guarantees provided (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Legal proceedings
Commitments
Property, plant and equipment, Net Carrying Value Pledged	$ 6	$ 15
Norte Energia S.A.
Commitments
Guaranteed amount	331
Companhia Siderurgica do Pecem S.A.
Commitments
Guaranteed amount	$ 1,404